RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2014
RESEARCH AND DEVELOPMENT EXPENSES [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
15.	RESEARCH AND DEVELOPMENT EXPENSES

	Years ended December 31
	2012	2013	2014
Research and development	15,556	25,244	21,255
Less: research and development grants	(6,675)	(13,617)	(12,097)
Research and development, net	8,881	11,627	9,158

The major external research and development expenses for the year ended December 31, 2013 included an aggregate amount of $5,406 related to a research and development project contracted with VeriSilicon (Hong Kong) Limited, and a research and development project carried out by Supreme Wise Limited, as well as an amount of $1,700 incurred by Wellway Electronics (Hong Kong) Limited.

In 2014, the major external research and development expenses mainly included an aggregate amount of $1,350 related to a research and development project contracted with ARM Limited which provided a non-transferable, non exclusive, world-wide license to the Company.

There is no assurance that the Company will continue to receive research and development grants.